Derivative Instruments (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Millburn Multi-Markets Trading L.P. [Member]
Concentration of credit risk	$ 49,457,913	$ 12,232,055